Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2023

	Shares	Value	Ticker	Total Cost
Common Stocks - 96.05%

Aerospace & Defense - 3.61%
Arconic, Inc.	25,510	669,127	ARNC	$ 624,702
Vectrus, Inc.	109,524	4,350,293	VVX	$ 4,097,909
		5,019,421		4,722,611

Banks - 1.04%
Northrim BanCorp, Inc.	30,713	1,449,039	NRIM	$ 1,376,257
		1,449,039		$ 1,376,257

Beverages - 1.03%
Primo Water Corp.	92,960	1,426,936	PRMW	$ 1,236,947
		1,426,936		$ 1,236,947

Building Products - 4.89%
Fortune Brands Innovations, Inc.	47,623	2,796,899	FBIN	$ 2,766,517
Masco Corp.	13,639	678,131	MAS	$ 729,763
Masterbrand, Inc.	413,422	3,323,913	MBC	$ 3,247,124
		6,798,943		6,743,404

Capital Markets - 2.01%
Houlihan Lokey, Inc. Class A	13,976	1,222,760	HLI	$ 1,199,300
Perella Weinberg Partners	94,775	862,453	PWP	$ 680,537
Raymond James Financial, Inc.	7,593	708,199	RJF	$ 678,173
		2,793,412		$ 2,558,010

Chemicals - 2.09%
Ingevity Corp.	16,330	1,167,922	NGVT	$ 1,034,275
Valvoline, Inc.	49,795	1,739,837	VVV	$ 1,063,378
		2,907,759		$ 2,097,653

Commercial Services & Supplies - 1.32%
Ritchie Bros. Auctioneers, Inc.	9,750	548,828	RBA	$ 524,236
Thryv Holdings, Inc.	55,678	1,283,935	THRY	$ 1,580,029
		1,832,762		2,104,265

Communication Equipment - 2.48%
IAC/InterActive Corp. (a)	66,864	3,450,182	IAC	$ 3,261,188
		3,450,182		$ 3,261,188

Construction & Engineering- 5.14%
APi Group Corp. (a) (c)	240,057	5,396,481	APG	$ 4,482,268
Arcosa, Inc.	27,819	1,755,657	ACA	$ 1,196,961
		7,152,138		$ 5,679,230

Consumer Discretionary- 1.5%
PlayAGS, Inc.	143,967	1,029,364	AGS	$ 955,151
Lions Gate Entertainment-B	101,950	1,058,241	LGF.B.N	$ 710,054
		2,087,605		$ 1,665,205

Consumer Staples - 0.8%
Kellogg Company	16,700	1,118,232	K	$ 1,094,628
		1,118,232		$ 1,094,628

Distributors - 0.46%
Weyco Group, Inc	25,224	638,167	WEYS	$ 562,982
		638,167		$ 562,982

Diversified Financial Services - 4.46%
Cannae Holdings, Inc.	95,438	1,925,939	CNNE	$ 2,274,449
Jackson Financial, Inc.	84,985	3,179,289	JXN	$ 2,470,733
Voya Financial, Inc.	15,380	1,099,055	VOYA	$ 945,273
		6,204,282		5,690,455

Electronic Equipment, Instruments & Comp - 2.5%
Richardson Electronics Ltd.	39,240	875,837	RELL	$ 816,465
Vontier Corp.	95,250	2,604,135	VNT	$ 2,434,394
		3,479,972		$ 3,250,859

Energy- 0.41%
Vitesse Energy, Inc.	30,070	572,232	VTS	$ 553,913
		572,232		$ 553,913

Energy Equipment & Services- 1.15%
ChampionX Holding Inc. (a)	59,191	1,605,852	CHX	$ 1,276,830
		1,605,852		$ 1,276,830

Entertainment- 0.82%
Madison Square Garden Entertainment Corp.	19,270	1,138,279	MSGE	$ 1,149,464
		1,138,279		$ 1,149,464

Equity Real Estate Investment Trusts - 7.77%
Alpine Income Property Trust, Inc.	162,155	2,729,069	PINE	$ 2,840,957
CTO Realty Growth, Inc.	114,278	1,972,438	CTO	$ 2,003,951
Gaming and Leisure Properties, Inc.	31,826	1,656,862	GLPI	$ 1,146,478
Howard Hughes Corp	16,430	1,314,400	HHC	$ 1,073,718
Postal Realty Trust, Inc.	43,248	658,235	PSTL	$ 561,800
PotlatchDeltic Corp.	50,044	2,477,178	PCH	$ 2,168,728
		10,808,181		$ 9,795,632

Food Products - 2.67%
Limoneira Co.	31,740	528,788	LMNR	$ 445,019
Nomad Foods Ltd.	151,883	2,846,287	NOMD.N	$ 2,682,723
Whole Earth Brands, Inc.	131,689	337,124	FREE	$ 512,175
		3,712,200		3,639,917

Gas Utilities - 0.12%
RGC Resources, Inc.	7,293	169,125	RGCO	$ 150,058
		169,125		150,058

Health Care Equipment & Supplies - 1.29%
Enovis Corp.	16,056	858,835	ENOV	$ 1,122,533
Utah Medical Products, Inc.	9,818	930,452	UTMD	$ 779,591
		1,789,287		$ 1,902,124

Health Care Providers & Services - 4.92%
Encompass Health Corporation	12,440	673,004	EHC	$ 622,458
Enhabit, Inc.	136,180	1,894,264	EHAB	$ 1,887,148
Henry Schein, Inc. (a)	32,544	2,653,638	HSIC	$ 2,107,064
ModivCare Inc.	9,700	815,576	MODV	$ 1,003,755
The Pennant Group, Inc. (a)	56,342	804,564	PNTG	$ 706,849
		6,841,045		$ 6,327,274

Hotels, Restaurants, & Leisure - 7.74%
Chuy's Holdings, Inc.	25,004	896,393	CHUY	$ 532,627
Dave & Buster's Entertainment, Inc.	59,460	2,187,533	PLAY	$ 2,165,502
Dine Brands Global, Inc.	11,806	798,558	DIN	$ 870,849
Golden Entertainment, Inc.	39,936	1,737,615	GDEN	$ 1,619,433
Inspired Entertainment, Inc.	71,598	915,738	INSE	$ 709,812
Travel N Leisure Co.	62,722	2,458,702	TNL	$ 2,681,939
Wyndham Hotels & Resorts, Inc.	26,131	1,772,988	WH	$ 1,391,905
		10,767,529		$ 9,972,065

Household Durables - 1.14%
Cavco Industries, Inc.	2,816	894,756	CVCO	$ 693,729
Hooker Furniture Corp.	37,932	689,983	HOFT	$ 553,918
		1,584,739		1,247,648

Household Products - 0.44%
Spectrum Brands Holdings, Inc.	9,180	607,900	SPB	$ 583,733
		607,900		$ 583,733

IT Services - 1.44%
Concentrix Corp.	4,483	544,909	CNXC	$ 632,019
Kyndryl Holding, Inc.	98,811	1,458,450	KD.N	$ 1,333,262
		2,003,359		$ 1,965,282

Independent Power and Renewable - 2.43%
Vistra Energy Corp.	141,048	3,385,152	VST	$ 3,166,059
		3,385,152		$ 3,166,059

Industrials - 0.96%
Limbach Holdings, Inc.	19,063	329,790	LMB	$ 304,453
Mayville Engineering Company, Inc.	56,670	845,516	MEC	$ 865,237
RXO, Inc.	7,860	154,370	RXO	$ 167,372
		1,329,677		$ 1,337,063

Insurance - 1.48%
F&G Annuities & Life, Inc.	113,321	2,053,377	FG	$ 2,256,325
		2,053,377		$ 2,256,325

Life Sciences Tools & Services - 0.39%
Charles River Laboratories International, Inc.	2,680	540,878	CRL	$ 586,010
		540,878		$ 586,010

Machinery - 5.41%
Crane Holdings Co/	22,960	2,605,960	CR	$ 2,611,824
Crane Holdings Co.	5,357	208,387	CXT#.N	$ 192,885
ESAB Corp.	18,518	1,093,858	ESAB	$ 974,864
Hillman Solutions Corp.	179,870	1,514,505	HLMN	$ 1,477,831
John Bean Technologies Corp.	9,600	1,049,184	JBT	$ 937,467
The Gorman-Rupp Company	41,830	1,045,750	GRC	$ 1,028,252
		7,517,645		7,223,123

Media - 1.87%
Liberty Braves Series C (a)	44,275	1,491,625	BATRK	$ 990,795
Liberty SiriusXM Series C (a)	20,230	566,238	LSXMK	$ 834,889
Scholastic Corp.	16,001	547,554	SCHL	$ 611,992
		2,605,417		$ 2,437,675

Metals & Mining - 1.58%
Osisko Gold Royalties Ltd	138,955	2,198,268	OR	$ 1,742,838
		2,198,268		1,742,838

Multi-Utilities- 1.36%
MDU Resources Group, Inc.	61,906	1,886,895	MDU	$ 1,709,868
		1,886,895		1,709,868

Oil, Gas & Consumable Fuels- 3.91%
Amplify Energy Corp.	41,610	285,861	AMPY	$ 290,796
Chesapeake Energy Corp.	17,054	1,296,786	CHK	$ 1,323,908
DT Midstream, Inc.	78,027	3,852,193	DTM	$ 3,673,152
		5,434,840		5,287,856

Paper & Forest Products - 2.94%
Sylvamo Corp.	88,510	4,094,473	SLVM	$ 3,521,278
		4,094,473		$ 3,521,278

Personal Products - 0.62%
BellRing Brands, Inc.	25,500	867,000	BRBR	$ 614,251
		867,000		$ 614,251

Pharmaceuticals - 1.2%
Organon & Co.	70,980	1,669,450	OGN	$ 2,012,568
		1,669,450		$ 2,012,568

Professional Services - 2.44%
Alight, Inc. Class A	369,140	3,399,779	ALIT	$ 3,590,705
		3,399,779		$ 3,590,705

Services - 0.71%
Alight, Inc. Class A	118,910	982,197	LILAK	$ 1,023,650
		982,197		$ 1,023,650

Software - 0.51%
Consensus Cloud Solutions, Inc.	20,747	707,265	CCSI	$ 1,073,984
		707,265		$ 1,073,984

Telecommunications - 0.48%
Cable One Inc.	950	666,900	CABO	$ 788,838
		666,900		788,838

Textiles, Apparel & Luxury Goods - 1.82%
Kontoor Brands, Inc.	11,542	558,517	KTB	$ 418,300
Wolverine World Wide, Inc.	115,662	1,972,037	WWW	$ 1,254,198
		2,530,554		$ 1,672,498

Thrifts & Mortgage Finance - 1.67%
Federal Agricultural Mortgage Corp.	17,485	2,328,827	AGM	$ 1,860,742
		2,328,827		$ 1,860,742

Trading Companies & Distributors - 1.01%
Distribution Solutions Group, Inc.	31,047	1,411,397	DSGR	$ 1,375,503
		1,411,397		$ 1,375,503

TOTAL COMMON STOCKS (Cost $123,888,465)		133,568,567		123,888,465

Money Market Funds - 4.09%
First American Funds Government Obligation Class Y 4.2% (b)	5,690,717	5,690,717	FGVXX	$ 5,690,717
		5,690,717		$ 5,690,717

TOTAL MONEY MARKET FUNDS (Cost $5,690,717)		5,690,717		$ 5,690,717

TOTAL INVESTMENTS (Cost $129,579,183) 100.14%		139,259,285	100.14%	$ 129,579,183

Liabilities In Excess of Other Assets -0.14%		(199,498)		-0.14%

TOTAL NET ASSETS - 100.00%		$ 139,059,786		100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2023.
(c) ADR - American Depository Receipt

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 139,259,285	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 139,259,285	- 0 -